Stock Options and Warrants	12 Months Ended
Oct. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
9.	Stock Options and Warrants

Common Stock Options

In May 2008, the Company adopted the Micro Imaging Technology 2008 Employee Incentive Stock Plan (“Stock Plan”) effective May 2, 2008. Similar to the above-referenced Benefit Plan, the Stock Plan permits the Company to grant up to three (3) million shares of common stock or options or purchase common stock to eligible employees, directors, officers, consultants or advisors. The Board of Directors authorized the issuance of 584,472 shares of common stock under the Stock Plan in May 2008 to various individuals, including officers and directors, in exchange for cancellation of loans and interest as well as fees and expenses due them from the Company. The FMV of the stock on the grant date was $0.30 per share in cancellation of $175,342 in accrued debt. An additional two (2) million shares were issued under the Stock Plan on June 12, 2009 to a consultant and 50,000 shares were issued on November 2, 2009 to legal counsel in partial payment of legal fees. There remains 365,528 shares and/or options available under this Plan as of October 31, 2011.

On February 16, 2011 the Board of Directors authorized the formation of the 2011 Employee Benefit Plan which is authorized to grant up to fifteen (15) million shares of common stock or options to purchase common stock to eligible employees, directors, officers, consultants or advisors. Eligibility is determined by the Board of Directors. During the fiscal year ended October 31, 2011, the Company issued all fifteen (15) million shares of common stock under the Benefit Plan to consultants for services rendered in the aggregate sum of $96,000. See Note 8 – “Common Stock.”

On August 3, 2011, in accordance with the consulting arrangement of its Chief Executive Officer, the Company granted Michael a two-year option to purchase 100,000 shares of common stock at an exercise price of $0.30 per share. These options were granted outside any of the above equity compensation plans.

The following table summarizes information about options granted under the Company’s equity compensation plans and otherwise to employees, directors and consultants of the Company. Generally, options vest on an annual pro rata basis over various periods of time and are exercisable, upon proper notice, in whole or in part at any time upon vesting. Typically, unvested options terminate when an employee leaves the Company. The options granted have contractual lives ranging from three to ten years.

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Term	Intrinsic
	Options	Price	(in years)	Value
Outstanding at October 31, 2009	6,050,000	$0.11	2.8	$74,040
Granted	200,000	0.16
Exercised	—	—
Expired	(350,000)	0.36
Canceled	—	—
Outstanding at October 31, 2010	5,900,000	0.10	1.9	$—
Granted	100,000	0.30
Exercised	—	—
Expired	(3,000,000)	0.12
Canceled	—	—
Outstanding at October 31, 2011	3,000,000	$0.09	2.1	$—

The values of the consideration received were based on the values of the options granted. The values of the options were estimated using the Black-Scholes Option Pricing Model with the following weighted average assumptions for grants made in 2011 and 2010.

	2011	2010
Risk-free interest rate	1.35%	1.55%
Expected dividend yield	—	—
Expected stock price volatility	1.62	2.84
Expected life in years	2 years	2 years

Summary information about the Company’s options outstanding at October 31, 2011 is set forth in the table below. Options outstanding at October 31, 2011 expire between August 2012 and January 2016.

		Weighted
	Options	Average	Weighted	Options	Weighted
Range of	Outstanding	Remaining	Average	Exercisable	Average
Exercise	October 31,	Contractual	Exercise	October 31,	Exercise
Prices	2011	Life	Price	2011	Price
$0.02 - $0.15	2,300,000	2.4	$0.03	2,300,000	$0.03
$0.24 - $0.30	700,000	1.2	$0.29	700,000	$0.29
TOTAL:	3,000,000			3,000,000

There were no unvested stock options as of October 31, 2011.

Common Stock Warrants

The Company accounts for stock-based compensation awards to non-employees based upon fair values at the grant dates. The consideration received for the issuance of stock purchase warrants (“warrants”) is based on the fair value of the warrants or of the goods or services received for the warrants issued, whichever is more reliably measurable.

When the value of the services is based on the fair value of the warrants, the value is calculated using the Black-Scholes Option Pricing Model. The fair value of the options or warrants is expensed as the services are provided.

No warrants were granted by the Company during fiscal 2011. During the fiscal years ended October 31, 2010, the Company granted warrants as follows:

On February 8, 2010, the Company granted two-year warrants to purchase 500,000 shares of common stock as partial consideration for a $30,000 loan. The warrants vest in full as of the grant date with an exercise price of $0.03 per share. The fair market value of these warrants was also recorded as consulting expense in the amount of $24,745 as of the fiscal year ended October 31, 2011.

On October 28, 2010, the Board granted warrants to purchase a total of 4,000,000 shares of common stock to two consultants to the Company. The warrants are exercisable until October 28, 2012 at $0.011 per share. The Company recognized a non-cash compensation expense of $37,532 on these issuances.

The following table summarizes the information relating to warrants granted to non-employees as of October 31, 2011 and 2010 and changes during the years then ended. Warrants outstanding at October 31, 2011 expire between February and October 2012.

	Number of Warrants	Weighted Average Exercise Price
Outstanding at October 31, 2009	1,100,000	$0.06
Granted	4,500,000	0.01
Exercised	—	—
Expired	(100,000)	0.06
Outstanding at October 31, 2010	5,500,000	0.02
Granted	—	—
Exercised	—	—
Expired	(500,000)	0.10
Outstanding at October 31, 2011	5,000,000	$0.01

The values of the consideration received were based on the values of the warrants granted. The values of the warrants were estimated using the Black-Scholes Option Pricing Model with the following weighted average assumptions for grants made in 2011 and 2010:

	2011	2010
Risk-free interest rate	—%	1.57%
Expected dividend yield	—	—
Expected stock price volatility	—	3.68
Expected life in years	—	2 years

Summary information about the Company’s warrants outstanding at October 31, 2011 is as follows:

		Weighted
	Warrants	Average	Weighted	Warrants	Weighted
Range of	Outstanding	Remaining	Average	Exercisable	Average
Exercise	October 31,	Contractual	Exercise	October 31,	Exercise
Prices	2011	Life	Price	2011	Price
$0.011 - $ 0.03	5,000,000	.9	$0.015	5,000,000	$0.015